Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Bank license (indefinite life license)
Summary of significant accounting policies
Amortization period of intangible assets	indefinite
Minimum | Software and other intangible assets
Summary of significant accounting policies
Amortization period of intangible assets	3 years
Minimum | Customer relationship and contract rights
Summary of significant accounting policies
Amortization period of intangible assets	4 years
Minimum | Computer software
Summary of significant accounting policies
Amortization period of intangible assets	3 years
Minimum | Trademarks and other intangible assets
Summary of significant accounting policies
Amortization period of intangible assets	3 years
Maximum | Software and other intangible assets
Summary of significant accounting policies
Amortization period of intangible assets	5 years
Maximum | Customer relationship and contract rights
Summary of significant accounting policies
Amortization period of intangible assets	15 years
Maximum | Computer software
Summary of significant accounting policies
Amortization period of intangible assets	10 years
Maximum | Trademarks and other intangible assets
Summary of significant accounting policies
Amortization period of intangible assets	11 years